Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Net operating loss carryforwards	$ 228.2	$ 183.2
Employee benefit accruals	98.0	55.5
State taxes	44.4	11.8
Foreign currency translation adjustment	30.0	28.9
Foreign tax credit carryforwards	13.6	12.7
Accruals	13.5	27.1
Allowance for doubtful accounts	10.6	3.6
Deferred revenue	0.0	43.7
Interest rate swaps	0.0	0.5
Total gross deferred income tax assets	438.3	367.0
Less valuation allowance	(166.9)	(121.7)
Total deferred income tax assets	271.4	245.3
Deferred income tax liabilities:
Amortization of goodwill and intangible assets	2,606.1	899.5
Deferred contract costs	102.7	91.1
Depreciation	60.9	48.4
Deferred revenue	27.5	0.0
Prepaid expenses	10.5	6.6
Other	1.6	0.9
Total deferred income tax liabilities	2,809.3	1,046.5
Net deferred income tax liability	$ 2,537.9	$ 801.2